TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended			272 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Related Party Transaction [Line Items]
Options granted	625,959	392,879	383,537	11,360,926
Directors [Member]
Related Party Transaction [Line Items]
Directors' fees	$ 266	$ 247	$ 208
Options granted	70,000